Expenses by Nature (Tables)	6 Months Ended
Jun. 30, 2025
Expenses by Nature [Abstract]
Schedule of Expenses by Nature
	Six months ended June 30
	2025	2024
Employee benefit expense	$5,759,701	$4,812,094
Outsourcing charges	6,695,625	661,848
Professional services expenses	2,353,266	2,733,375
Change in inventory of finished goods	17,293,499	86,273
Expected credit loss	6,107	364,640
Insurance expenses	587,833	569,087
Amortization expenses on intangible assets	317,806	442,242
Traveling expense	508,169	342,877
Depreciation expenses on property and equipment	244,062	259,809
Depreciation expenses on right-of-use asset	81,762	15,937
Others	1,268,460	905,508
	$35,116,290	$11,193,690